Acquisitions of businesses (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations1 [Abstract]
Disclosure of fair value of assets and liabilities arising from acquisitions

($ millions)	2021	2020	2019
Property, plant and equipment	—	—	1
Acquired research and development	—	—	505
Deferred tax assets	—	—	28
Cash and cash equivalents	—	—	6
Deferred tax liabilities	—	—	(121)
Trade payables and other liabilities	—	—	(1)
Net identifiable assets acquired	—	—	418
Acquired liquidity	—	—	(6)
Goodwill	—	—	6
Net assets recognized as a result of business combinations	—	—	418